RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Schedule of compensation of key management personnel

	Years ended December 31,
	2018	2017
Cash compensation - Salaries, short-term incentives, and other benefits	$8.6	$9.1
Long-term incentives, including share-based payments	9.3	8.7
Total compensation paid to key management personnel	$17.9	$17.8